Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Trade payables	$ 4,479	$ 3,356
Accrued compensation	3,543	5,876
Accrued contingent partner payments & legal fees	2,118	5,133
Dividends	1,091	1,182
Accrued litigation costs	938	916
Customer advances	914	619
Project losses	376	463
Success fee obligation - current portion		47
Accrued other	4,644	2,895
Accrued liabilities current	$ 18,103	$ 20,487